Securities - Securities with Unrealized Losses Not Recognized in Income (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 14,130,000	$ 12,600,000
12 Months or less, Unrealized Loss	(34,000)	(112,000)
More than 12 months, Fair Value	126,000	11,140,000
More than 12 months, Unrealized Loss	(1,000)	(57,000)
Total Fair Value	14,256,000	23,740,000
Total Unrealized Loss	(35,000)	(169,000)
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	6,501,000
12 Months or less, Unrealized Loss	(5,000)
More than 12 months, Fair Value	126,000	3,408,000
More than 12 months, Unrealized Loss	(1,000)	(4,000)
Total Fair Value	6,627,000	3,408,000
Total Unrealized Loss	(6,000)	(4,000)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	1,874,000	1,947,000
12 Months or less, Unrealized Loss	(1,000)	(21,000)
Total Fair Value	1,874,000	1,947,000
Total Unrealized Loss	(1,000)	(21,000)
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	5,755,000	10,653,000
12 Months or less, Unrealized Loss	(28,000)	(91,000)
More than 12 months, Fair Value		7,732,000
More than 12 months, Unrealized Loss		(53,000)
Total Fair Value	5,755,000	18,385,000
Total Unrealized Loss	$ (28,000)	$ (144,000)